PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Cost	$ 10,122,227	$ 9,549,491
Less: accumulated depreciation and amortization	(4,211,543)	(3,868,223)
Property and equipment, net	5,910,684	5,681,268
Buildings [Member]
Property and Equipment, Net
Cost	6,312,791	6,326,744
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,077,769	1,065,280
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,165,452	1,175,678
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	267,838	276,499
Transportation [Member]
Property and Equipment, Net
Cost	218,017	219,646
Construction in progress [Member]
Property and Equipment, Net
Cost	1,020,551	399,041
Freehold land [Member]
Property and Equipment, Net
Cost	$ 59,809	$ 86,603